Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)
Current assets:
Cash and cash equivalents		₨ 12,724		$ 154.7		₨ 18,796
Restricted cash		7,764		94.5		3,784
Accounts receivable, net		5,713		69.5		6,041
Investments in held to maturity securities		7		0.1		6
Inventory		13		0.2
Prepaid expenses and other current assets		1,630		20.0		1,925
Assets classified as held for sale	[1]					127
Total current assets		27,851		339.0		30,679
Restricted cash		479		5.8		726
Property, plant and equipment, net		143,639		1,747.6		144,332
Software, net		1		0.0		8
Accounts receivable, net		3,896		47.4		3,203
Deferred income taxes		1,137		13.8		1,920
Right-of-use assets	[2]	4,346		52.9		4,465
Other assets		8,730		106.2		5,190
Investments		457		5.6		96
Total assets		190,536		2,318.3		190,619
Current liabilities:
Short-term debt		7,840		95.4		7,036
Accounts payable		1,504		18.3		3,573
Current portion of long-term debt		9,414	[3]	114.5	[3]	9,209
Income taxes payable		386		4.7		181
Interest payable		1,098		13.4		1,003
Deferred revenue		308		3.7		230
Lease liabilities		292		3.6		300
Other liabilities		5,357		65.2		5,009
Liabilities directly associated with assets classified as held for sale	[1]					73
Total current liabilities		26,199		318.8		26,614
Non-current liabilities:
Long-term debt		114,191		1,389.4		112,542
Deferred revenue		6,688		81.4		5,417
Deferred income taxes		3,338		40.6		1,936
Asset retirement obligations		1,112		13.5		902
Lease liabilities		3,408		41.5		3,534
Other liabilities		65		0.8		98
Total liabilities		155,001		1,886.0		151,043
Shareholders’ equity
Equity shares, US$0.000625 par value; 64,161,490 and 64,166,360 shares issued and outstanding as of March 31, 2022, and March 31, 2023, respectively		3		0.0		3
Additional paid-in capital		56,743		690.4		56,726
Accumulated deficit		(17,597)		(214.1)		(15,312)
Accumulated other comprehensive loss		(4,239)		(51.6)		(2,503)
Total APGL shareholders’ equity		34,910		424.7		38,914
Non-controlling interest		625		7.6		662
Total shareholders’ equity		35,535		432.3		39,576
Total liabilities and shareholders’ equity		₨ 190,536		$ 2,318.3		₨ 190,619

[1]	Also refer note 2(u) and note 23 relating to assets and liabilities directly associated with assets classified as held for sale.
[2]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators
[3]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.